Stock Based Compensation (Details Narrative) (10-K) - USD ($)										1 Months Ended	12 Months Ended
	Sep. 13, 2019	Sep. 13, 2019	Jul. 26, 2019	Jul. 22, 2019	Jul. 03, 2019	Mar. 06, 2019	Feb. 07, 2019	Nov. 15, 2018	Nov. 21, 2016	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 02, 2018	Nov. 27, 2018	Apr. 26, 2018	Dec. 11, 2017
Common stock percentage											50.00%		25.00%	25.00%
Stock Options [Member]
Exercise price of options granted											$ 47	$ 111.5
Options term											9 years
Stock option shares exercisable											68,101
Non-Qualified Stock Options [Member] | Three Key Employees [Member]
Number of stock option grants					2,400
Exercise price of options granted					$ 50.00
Options term					10 years
Options grant date fair value					$ 3.75
Options aggregate grant date fair value					$ 9,000
Stock price					$ 25.50
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Vesting period					3 years
Non-Qualified Stock Options [Member] | H. Jorge Ulloa [Member]
Number of stock option grants							1,200
Exercise price of options granted							$ 39.75
Options term							1 year
Options grant date fair value							$ 14.50
Options aggregate grant date fair value							$ 17,400
Stock price							$ 39.75
Risk-free interest rate							2.47%
Volatility							36.10%
Annual rate of quarterly dividends							0.00%
Contractual term							5 years 3 months 19 days
Non-Qualified Stock Options [Member] | Dr. Peter Pappas [Member]
Number of stock option grants						800
Exercise price of options granted						$ 34.50
Options grant date fair value						$ 12.50
Options aggregate grant date fair value						$ 10,000
Stock price						$ 34.50
Risk-free interest rate						2.50%
Volatility						35.90%
Annual rate of quarterly dividends						0.00%
Contractual term						5 years 3 months 19 days
Non-Qualified Stock Options [Member] | Two Members [Member] | Medical Advisory Board [Member]
Number of stock option grants					1,600
Exercise price of options granted					$ 50.00
Options term					10 years
Options grant date fair value					$ 3.75
Options aggregate grant date fair value					$ 6,000
Stock price					$ 25.50
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Vesting period					2 years
Options [Member] | Robert Gray [Member]
Number of stock option grants	2,400
Exercise price of options granted	$ 50.00
Options grant date fair value	$ 3.25
Options aggregate grant date fair value	$ 15,600
Stock price	$ 24.00	$ 24.00
Risk-free interest rate	1.75%
Volatility	35.70%
Annual rate of quarterly dividends	0.00%
Contractual term	5 years 3 months 19 days
Vesting period	3 years
Options [Member] | Matthew Jenusaitis [Member]
Number of stock option grants	2,400
Exercise price of options granted	$ 50.00
Options grant date fair value	$ 3.25
Options aggregate grant date fair value	$ 15,600
Stock price	$ 24.00	24.00
Risk-free interest rate	1.75%
Volatility	35.70%
Annual rate of quarterly dividends	0.00%
Contractual term	5 years 3 months 19 days
Vesting period	3 years
Stock Options [Member]
Number of restricted stock units											$ 492,084	$ 864,626
Unrecognized stock-based compensation expense											$ 517,806
Weighted average remaining vesting period											1 year 9 months 18 days
Restricted Stock Units (RSUs) [Member] | Robert Gray [Member]
Number of stock option grants	3,125
Exercise price of options granted	$ 24.00	$ 24.00
Options aggregate grant date fair value	$ 150,000	$ 150,000
Option vesting period, description	These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.	These units vest in equal annual portions on the anniversary of their grant.
Restricted Stock Units (RSUs) [Member] | Matthew Jenusaitis [Member]
Number of stock option grants	3,125
Exercise price of options granted	$ 24.00
Options aggregate grant date fair value	$ 150,000
Option vesting period, description	These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member]
Number of stock option grants					4,600
Exercise price of options granted					$ 50.00
Options term					10 years
Options grant date fair value					$ 3.75
Options aggregate grant date fair value					$ 17,250
Stock price					$ 25.50
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member] | Quarterly Basis [Member]
Number of options vested					3,067
Vesting period					2 years
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member] | First Anniversary of Mr. Roselauf's Employment [Member]
Number of options vested					1,534
New Employment Agreement [Member] | Options [Member] | Dr. Marc Glickman [Member]
Number of stock option grants			7,380
Exercise price of options granted			$ 250.00	$ 50.00
Options grant date fair value			$ 2.75
Options aggregate grant date fair value			$ 20,295
Stock price			$ 26.25
Risk-free interest rate			1.84%
Volatility			36.70%
Annual rate of quarterly dividends			0.00%
Contractual term			3 years 7 months 6 days
New Employment Agreement [Member] | New Options [Member] | Dr. Marc Glickman [Member]
Number of stock option grants			7,200
Exercise price of options granted			$ 50.00
Options grant date fair value			$ 4.00
Options aggregate grant date fair value			$ 28,800
Stock price			$ 26.25
Risk-free interest rate			1.86%
Volatility			35.70%
Annual rate of quarterly dividends			0.00%
Contractual term			5 years 3 months 19 days
Vesting period			3 years
Award Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Mr. Marcus Robins [Member]
Number of unvested shares were returned										1,168
2016 Omnibus Incentive Plan [Member]
Stock option percentage description									The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.
Common stock percentage															3.00%
2016 Omnibus Incentive Plan [Member] | Stock Options [Member]
Stock option shares expired								32,740			586
Stock option shares exercisable											5,275
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member]
Number of stock option grants							6,000
Exercise price of options granted							$ 39.75
Options term							10 years
Options grant date fair value							$ 14.50
Options aggregate grant date fair value							$ 87,000
Stock price							$ 39.75
Risk-free interest rate							2.47%
Volatility							36.30%
Annual rate of quarterly dividends							0.00%
Contractual term							5 years 3 months 19 days
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member] | First Anniversary of Ms. Sarner's Employment [Member]
Number of options vested							2,000
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member] | Quarterly Basis [Member]
Number of options vested							4,000
Vesting period							2 years
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Common stock, capital shares reserved for future issuance															100,000	66,000
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Common stock, capital shares reserved for future issuance															180,000	100,000